Investment Securities	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Investment Securities
Investment Securities

3. Investment Securities

Debt and equity securities have been classified in the condensed consolidated balance sheets according to management’s intent. The carrying amount of securities and their approximate fair values are as follows:

	March 31, 2015
		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
Available for Sale
U.S. government agencies	$1,877	$—	$23	$1,854
Corporate bonds	—	—	—	—
Municipal securities	3,399	23	20	3,402
Mortgage-backed securities	35,640	238	74	35,804
Collateralized mortgage obligations	11,130	131	27	11,234
Asset-backed securities	1,076	21	—	1,097
	$53,122	$413	$144	$53,391

	December 31, 2014
		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
Available for Sale
U.S. government agencies	$1,928	$—	$47	$1,881
Corporate bonds	500	—	—	500
Municipal securities	965	22	—	987
Mortgage-backed securities	28,588	256	73	28,771
Collateralized mortgage obligations	11,752	124	37	11,839
Asset-backed securities	1,134	15	—	1,149
	$44,867	$417	$157	$45,127

The following tables disclose the Company’s investment securities that have been in a continuous unrealized loss position for less than 12 months and those that have been in a continuous unrealized loss position for 12 or more months:

	March 31, 2015
	Less Than 12 Months		12 Months or More		Totals
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Loss	Value	Loss	Value	Loss
Available for Sale
U.S. government agencies	$499	$1	$1,355	$22	$1,854	$23
Municipal securities	2,407	20	—	—	2,407	20
Mortgage-backed securities	14,558	66	1,881	8	16,439	74
Collateralized mortgage obligations	1,375	4	2,346	23	3,721	27
	$18,839	$91	$5,582	$53	$24,421	$144

	December 31, 2014
	Less Than 12 Months		12 Months or More		Totals
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Loss	Value	Loss	Value	Loss
Available for Sale
U.S. government agencies	$—	$—	$1,881	$47	$1,881	$47
Mortgage-backed securities	10,148	39	3,572	34	13,720	73
Collateralized mortgage obligations	1,580	7	2,442	30	4,022	37
	$11,728	$46	$7,895	$111	$19,623	$157

The number of investment positions in an unrealized loss position totaled 23 at March 31, 2015. The Company does not believe these unrealized losses are “other than temporary” as (i) the Company does not have the intent to sell investment securities prior to recovery and (ii) it is more likely than not that the Company will not have to sell these securities prior to recovery. The unrealized losses noted are interest rate related due to the level of interest rates at March 31, 2015. The Company has reviewed the ratings of the issuers and has not identified any issues related to the ultimate repayment of principal as a result of credit concerns on these securities.

The amortized costs and estimated fair values of securities available for sale, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayments penalties. Mortgage‑ backed securities, collateralized mortgage obligations, and asset‑backed securities typically are issued with stated principal amounts, and the securities are backed by pools of mortgage loans and other loans that have varying maturities. The term of mortgage‑backed, collateralized mortgage obligations and asset‑backed securities thus approximates the term of the underlying mortgages and loans and can vary significantly due to prepayments. Therefore, these securities are not included in the maturity categories below.

	March 31, 2015
	Available For Sale
	Amortized	Fair
	Cost	Value
Due in one year or less	$972	$995
Due from one year to five years	933	924
Due from five years to ten years	944	930
Due after ten years	2,427	2,407
	5,276	5,256
Mortgage-backed securities	35,640	35,804
Collateralized mortgage obligations	11,130	11,234
Asset-backed securities	1,076	1,097
	$53,122	$53,391

	December 31, 2014
	Available For Sale
	Amortized Cost	Fair Value
Due in one year or less	$500	$500
Due from one year to five years	1,930	1,932
Due from five years to ten years	963	936
Due after ten years	—	—
	3,393	3,368
Mortgage-backed securities	28,588	28,771
Collateralized mortgage obligations	11,752	11,839
Asset-backed securities	1,134	1,149
	$44,867	$45,127

Proceeds from sales of investment securities available for sale and gross gains and losses for the three months ended March 31, 2015 and 2014 were as follows:

	For the Three Months Ended March 31,	For the Three Months Ended March 31,
	2015	2014
Proceeds from sales	$3,778	$981
Gross realized gains	7	34
Gross realized losses	—	—

There was a blanket floating lien on all securities to secure Federal Home Loan Bank advances as of March 31, 2015 and December 31, 2014.

3. Investment Securities

        Debt and equity securities have been classified in the consolidated balance sheets according to management's intent. The carrying amount of securities and their approximate fair values are as follows:

	December 31, 2014
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available for Sale
U.S. government agencies	$1,928	$—	$47	$1,881
Corporate bonds	500	—	—	500
Municipal securities	965	22	—	987
Mortgage-backed securities	28,588	256	73	28,771
Collateralized mortgage obligations	11,752	124	37	11,839
Asset-backed securities	1,134	15	—	1,149

	$44,867	$417	$157	$45,127

	December 31, 2013
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available for Sale
U.S. government agencies	$2,019	$—	$95	$1,924
Corporate bonds	1,445	35	—	1,480
Municipal securities	934	24	—	958
Mortgage-backed securities	24,898	220	187	24,931
Collateralized mortgage obligations	14,898	158	141	14,915
Asset-backed securities	1,370	26	—	1,396

	$45,564	$463	$423	$45,604

       The following tables disclose the Company's investment securities that have been in a continuous unrealized loss position for less than 12 months and those that have been in a continuous unrealized loss position for 12 or more months:

	December 31, 2014
	Less Than 12 Months		12 Months or More		Totals
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Available for Sale
U.S. government agencies	$—	$—	$1,881	$47	$1,881	$47
Mortgage-backed securities	10,148	39	3,572	34	13,720	73
Collateralized mortgage obligations	1,580	7	2,442	30	4,022	37

	$11,728	$46	$7,895	$111	$19,623	$157

	December 31, 2013
	Less Than 12 Months		12 Months or More		Totals
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Available for Sale
U.S. government agencies	$1,924	$95	$—	$—	$1,924	$95
Mortgage-backed securities	10,612	187	—	—	10,612	187
Collateralized mortgage obligations	10,222	140	46	1	10,268	141

	$22,758	$422	$46	$1	$22,804	$423

        The number of investment positions in an unrealized loss position totaled 23 at December 31, 2014. The Company does not believe these unrealized losses are "other than temporary" as (i) the Company does not have the intent to sell investment securities prior to recovery and (ii) it is more likely than not that the Company will not have to sell these securities prior to recovery. The unrealized losses noted are interest rate related due to the level of interest rates at December 31, 2014. The Company has reviewed the ratings of the issuers and has not identified any issues related to the ultimate repayment of principal as a result of credit concerns on these securities.

        The amortized costs and estimated fair values of securities available for sale, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayments penalties. Mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities typically are issued with stated principal amounts, and the securities are backed by pools of mortgage loans and other loans that have varying maturities. The term of mortgage-backed, collateralized mortgage obligations and asset-backed securities thus approximates the term of the underlying mortgages and loans and can vary significantly due to prepayments. Therefore, these securities are not included in the maturity categories below.

	December 31, 2014
	Available For Sale
	Amortized Cost	Fair Value
Due in one year or less	$500	$500
Due from one year to five years	1,930	1,932
Due from five years to ten years	963	936
Due after ten years	—	—

	3,393	3,368
Mortgage-backed securities	28,588	28,771
Collateralized mortgage obligations	11,752	11,839
Asset-backed securities	1,134	1,149

	$44,867	$45,127

        Proceeds from sales of investment securities available for sale and gross gains and losses for the years ended December 31, 2014 and 2013 were as follows:

	December 31,
	2014	2013	2012
Proceeds from sales	$300,981	$120,000	$239,997
Gross realized gains	34	—	—
Gross realized losses	—	—	—

        The majority of the investment securities sold during the years ended 2014, 2013, and 2012 were sold for tax planning purposes.

        As further explained in Note 10, there was a blanket floating lien on all securities to secure Federal Home Loan Bank advances as of December 31, 2014 and 2013.